Condensed Interim Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Retained Earnings (Deficit)	Accumulated other comprehensive income	Other	Total
Balance at beginning at Dec. 31, 2024	$ 1,744,341	$ (23,773)		$ 15,152	$ 1,735,720
Balance at beginning (in shares) at Dec. 31, 2024	201,211,843
Issuance of shares from exercise of stock options	$ (606)				(606)
Issuance of shares from exercise of stock options (in shares)	138,490
NCIB and automatic share purchase plan ("ASPP") purchase of common shares	$ (3,900)	(4,118)			(8,018)
NCIB and automatic share purchase plan ("ASPP") purchase of common shares (in shares)	(488,600)
Stock option expense				292	292
Net earnings		101,257			101,257
Dividends		(22,091)			(22,091)
Other comprehensive income			$ 1,344		1,344
Balance at ending at Jun. 30, 2025	$ 1,739,835	51,275	$ 1,344	15,444	1,807,898
Balance at ending (in shares) at Jun. 30, 2025	200,861,733
Balance at beginning at Dec. 31, 2024	$ 1,744,341	(23,773)		15,152	1,735,720
Balance at beginning (in shares) at Dec. 31, 2024	201,211,843
Shares issued to Orogen shareholders	$ (125,311)
Shares issued to Orogen shareholders (in shares)	(5,633,629)
Issuance of shares from exercise of stock options	$ (1,253)
Issuance of shares from exercise of stock options (in shares)	204,634
NCIB and automatic share purchase plan ("ASPP") purchase of common shares	$ (3,576)
NCIB and automatic share purchase plan ("ASPP") purchase of common shares (in shares)	(518,300)
Balance at ending at Dec. 31, 2025	$ 1,864,823	164,950		15,444	2,045,217
Balance at ending (in shares) at Dec. 31, 2025	206,531,806
Issuance of shares from exercise of stock options	$ (9)				(9)
Issuance of shares from exercise of stock options (in shares)	106,784
NCIB and automatic share purchase plan ("ASPP") purchase of common shares	$ (3,115)	(9,887)			(13,002)
NCIB and automatic share purchase plan ("ASPP") purchase of common shares (in shares)	(635,559)
Net earnings		273,229			273,229
Dividends		(23,725)			(23,725)
Other comprehensive income					0
Balance at ending at Jun. 30, 2026	$ 1,861,699	$ 404,567		$ 15,444	$ 2,281,710
Balance at ending (in shares) at Jun. 30, 2026	206,003,031				206,003,031